Shareholder Report, Holdings (Details)	Apr. 30, 2026
Cambria Emerging Shareholder Yield ETF | HD Construction Equipment Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
Cambria Emerging Shareholder Yield ETF | Utechzone Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
Cambria Emerging Shareholder Yield ETF | Hanmi Semiconductor Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Cambria Emerging Shareholder Yield ETF | Holy Stone Enterprise Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
Cambria Emerging Shareholder Yield ETF | KB Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
Cambria Emerging Shareholder Yield ETF | XTB SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
Cambria Emerging Shareholder Yield ETF | Samsung Life Insurance Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
Cambria Emerging Shareholder Yield ETF | Sinotruk Hong Kong Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
Cambria Emerging Shareholder Yield ETF | United Microelectronics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
Cambria Emerging Shareholder Yield ETF | HD Hyundai Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
Cambria Emerging Shareholder Yield ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%	[1],[2]
Cambria Emerging Shareholder Yield ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%	[1],[2]
Cambria Emerging Shareholder Yield ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[1],[2]
Cambria Emerging Shareholder Yield ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[1],[2]
Cambria Emerging Shareholder Yield ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[1],[2]
Cambria Emerging Shareholder Yield ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[1],[2]
Cambria Emerging Shareholder Yield ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1],[2]
Cambria Emerging Shareholder Yield ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1],[2]
Cambria Emerging Shareholder Yield ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1],[2]
Cambria Emerging Shareholder Yield ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1],[2]
Cambria Emerging Shareholder Yield ETF | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.50%	[1]
Cambria Emerging Shareholder Yield ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[1]
Cambria Emerging Shareholder Yield ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[1]
Cambria Emerging Shareholder Yield ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[1]
Cambria Emerging Shareholder Yield ETF | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[1]
Cambria Emerging Shareholder Yield ETF | POLAND
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
Cambria Emerging Shareholder Yield ETF | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
Cambria Emerging Shareholder Yield ETF | GREECE
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
Cambria Emerging Shareholder Yield ETF | CZECHIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
Cambria Emerging Shareholder Yield ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[1]
Cambria Fixed Income Trend ETF | Vanguard 0-3 Month Treasury Bill ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%	[3]
Cambria Fixed Income Trend ETF | iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[3]
Cambria Fixed Income Trend ETF | iShares Preferred and Income Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[3]
Cambria Fixed Income Trend ETF | State Street SPDR Portfolio High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[3]
Cambria Fixed Income Trend ETF | First American Treasury Obligations Fund - Class X, 3.59% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
Cambria Fixed Income Trend ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3],[4]
Cambria Fixed Income Trend ETF | Exchange Traded Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%	[3],[4]
Cambria Foreign Shareholder Yield ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
Cambria Foreign Shareholder Yield ETF | Saipem SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[5]
Cambria Foreign Shareholder Yield ETF | Subsea 7 SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[5]
Cambria Foreign Shareholder Yield ETF | Equinor ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[5]
Cambria Foreign Shareholder Yield ETF | Athabasca Oil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[5]
Cambria Foreign Shareholder Yield ETF | Tamarack Valley Energy Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[5]
Cambria Foreign Shareholder Yield ETF | Vallourec SACA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
Cambria Foreign Shareholder Yield ETF | Yancoal Australia Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
Cambria Foreign Shareholder Yield ETF | Aker BP ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
Cambria Foreign Shareholder Yield ETF | Parex Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
Cambria Foreign Shareholder Yield ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[5],[6]
Cambria Foreign Shareholder Yield ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5],[6]
Cambria Foreign Shareholder Yield ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[5],[6]
Cambria Foreign Shareholder Yield ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%	[5],[6]
Cambria Foreign Shareholder Yield ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[5],[6]
Cambria Foreign Shareholder Yield ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5],[6]
Cambria Foreign Shareholder Yield ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[5],[6]
Cambria Foreign Shareholder Yield ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[5],[6]
Cambria Foreign Shareholder Yield ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[5],[6]
Cambria Foreign Shareholder Yield ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[5],[6]
Cambria Foreign Shareholder Yield ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[5]
Cambria Foreign Shareholder Yield ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.50%	[5]
Cambria Foreign Shareholder Yield ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[5]
Cambria Foreign Shareholder Yield ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[5]
Cambria Foreign Shareholder Yield ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[5]
Cambria Foreign Shareholder Yield ETF | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[5]
Cambria Foreign Shareholder Yield ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[5]
Cambria Foreign Shareholder Yield ETF | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[5]
Cambria Foreign Shareholder Yield ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[5]
Cambria Foreign Shareholder Yield ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[5]
Cambria Global Asset Allocation ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[7]
Cambria Global Asset Allocation ETF | Cambria Emerging Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[7]
Cambria Global Asset Allocation ETF | Cambria Foreign Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[7]
Cambria Global Asset Allocation ETF | Cambria Global Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[7]
Cambria Global Asset Allocation ETF | Cambria Global Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[7]
Cambria Global Asset Allocation ETF | Cambria Tactical Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[7]
Cambria Global Asset Allocation ETF | Alpha Architect US Quantitative Momentum ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[7]
Cambria Global Asset Allocation ETF | Cambria Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[7]
Cambria Global Asset Allocation ETF | State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[7]
Cambria Global Asset Allocation ETF | Vanguard Total International Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[7]
Cambria Global Asset Allocation ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[7],[8]
Cambria Global Asset Allocation ETF | Exchange Traded Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%	[7],[8]
Cambria Global Momentum ETF | Cambria Emerging Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[9]
Cambria Global Momentum ETF | Cambria Foreign Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[9]
Cambria Global Momentum ETF | Cambria Global Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[9]
Cambria Global Momentum ETF | Grizzle Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[9]
Cambria Global Momentum ETF | iShares Global Energy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[9]
Cambria Global Momentum ETF | Invesco DB Energy Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[9]
Cambria Global Momentum ETF | iShares Global Utilities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[9]
Cambria Global Momentum ETF | Cambria Micro and SmallCap Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[9]
Cambria Global Momentum ETF | Vanguard FTSE All World ex-US Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[9]
Cambria Global Momentum ETF | iShares Global Industrials ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[9]
Cambria Global Momentum ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%	[9],[10]
Cambria Global Momentum ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[9],[10]
Cambria Global Real Estate ETF | Hudson Pacific Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[11]
Cambria Global Real Estate ETF | Yeni Gimat Gayrimenkul Ortakligi AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
Cambria Global Real Estate ETF | Piedmont Realty Trust, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[11]
Cambria Global Real Estate ETF | Sila Realty Trust, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[11]
Cambria Global Real Estate ETF | Kilroy Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[11]
Cambria Global Real Estate ETF | Postal Realty Trust, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[11]
Cambria Global Real Estate ETF | Cousins Properties, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[11]
Cambria Global Real Estate ETF | Invitation Homes, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[11]
Cambria Global Real Estate ETF | Torunlar Gayrimenkul Yatirim Ortakligi AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[11]
Cambria Global Real Estate ETF | Highwoods Properties, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[11]
Cambria Global Real Estate ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%	[11],[12]
Cambria Global Real Estate ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[11],[12]
Cambria Global Real Estate ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[11]
Cambria Global Real Estate ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[11]
Cambria Global Real Estate ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[11]
Cambria Global Real Estate ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[11]
Cambria Global Real Estate ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[11]
Cambria Global Real Estate ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
Cambria Global Real Estate ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.50%	[11]
Cambria Global Real Estate ETF | T?RKIYE
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[11]
Cambria Global Real Estate ETF | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[11]
Cambria Global Real Estate ETF | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[11]
Cambria Global Value ETF | First American Treasury Obligations Fund - Class X, 3.59% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[13]
Cambria Global Value ETF | AT&S Austria Technologie & Systemtechnik AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[13]
Cambria Global Value ETF | Moneta Money Bank AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[13]
Cambria Global Value ETF | Komercni Banka AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[13]
Cambria Global Value ETF | KGHM Polska Miedz SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[13]
Cambria Global Value ETF | CEZ AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[13]
Cambria Global Value ETF | Mineros SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[13]
Cambria Global Value ETF | Grupo de Inversiones Suramericana SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[13]
Cambria Global Value ETF | ORLEN SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[13]
Cambria Global Value ETF | voestalpine AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[13]
Cambria Global Value ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%	[13],[14]
Cambria Global Value ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[13],[14]
Cambria Global Value ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[13],[14]
Cambria Global Value ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[13],[14]
Cambria Global Value ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[13],[14]
Cambria Global Value ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[13],[14]
Cambria Global Value ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[13],[14]
Cambria Global Value ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[13],[14]
Cambria Global Value ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[13],[14]
Cambria Global Value ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[13],[14]
Cambria LargeCap Shareholder Yield ETF | First American Treasury Obligations Fund - Class X, 3.59% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[15]
Cambria LargeCap Shareholder Yield ETF | TD SYNNEX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[15]
Cambria LargeCap Shareholder Yield ETF | FedEx Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[15]
Cambria LargeCap Shareholder Yield ETF | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[15]
Cambria LargeCap Shareholder Yield ETF | JB Hunt Transport Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[15]
Cambria LargeCap Shareholder Yield ETF | CF Industries Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[15]
Cambria LargeCap Shareholder Yield ETF | eBay, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[15]
Cambria LargeCap Shareholder Yield ETF | Ball Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[15]
Cambria LargeCap Shareholder Yield ETF | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[15]
Cambria LargeCap Shareholder Yield ETF | Eastman Chemical Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[15]
Cambria LargeCap Shareholder Yield ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%	[15]
Cambria LargeCap Shareholder Yield ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[15]
Cambria LargeCap Shareholder Yield ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[15]
Cambria LargeCap Shareholder Yield ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[15]
Cambria LargeCap Shareholder Yield ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[15]
Cambria LargeCap Shareholder Yield ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[15]
Cambria LargeCap Shareholder Yield ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[15]
Cambria LargeCap Shareholder Yield ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[15]
Cambria LargeCap Shareholder Yield ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[15]
Cambria LargeCap Shareholder Yield ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[15]
Cambria Micro and SmallCap Shareholder Yield ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[16]
Cambria Micro and SmallCap Shareholder Yield ETF | Patterson-UTI Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[16]
Cambria Micro and SmallCap Shareholder Yield ETF | VAALCO Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[16]
Cambria Micro and SmallCap Shareholder Yield ETF | International Seaways, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[16]
Cambria Micro and SmallCap Shareholder Yield ETF | Avnet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[16]
Cambria Micro and SmallCap Shareholder Yield ETF | Tidewater, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[16]
Cambria Micro and SmallCap Shareholder Yield ETF | SM Energy Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[16]
Cambria Micro and SmallCap Shareholder Yield ETF | ArcBest Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[16]
Cambria Micro and SmallCap Shareholder Yield ETF | Dorian LPG Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[16]
Cambria Micro and SmallCap Shareholder Yield ETF | Convenant Logistics Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[16]
Cambria Micro and SmallCap Shareholder Yield ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%	[16],[17]
Cambria Micro and SmallCap Shareholder Yield ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[16],[17]
Cambria Micro and SmallCap Shareholder Yield ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[16],[17]
Cambria Micro and SmallCap Shareholder Yield ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[16],[17]
Cambria Micro and SmallCap Shareholder Yield ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%	[16],[17]
Cambria Micro and SmallCap Shareholder Yield ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[16],[17]
Cambria Micro and SmallCap Shareholder Yield ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[16],[17]
Cambria Micro and SmallCap Shareholder Yield ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[16],[17]
Cambria Micro and SmallCap Shareholder Yield ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[16],[17]
Cambria Micro and SmallCap Shareholder Yield ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[16],[17]
Cambria Shareholder Yield ETF | Avnet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[18]
Cambria Shareholder Yield ETF | Garrett Motion, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[18]
Cambria Shareholder Yield ETF | PVH Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[18]
Cambria Shareholder Yield ETF | Franklin Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[18]
Cambria Shareholder Yield ETF | Ryder System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[18]
Cambria Shareholder Yield ETF | Huntsman Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[18]
Cambria Shareholder Yield ETF | Sirius XM Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[18]
Cambria Shareholder Yield ETF | Northern Trust Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[18]
Cambria Shareholder Yield ETF | World Kinect Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[18]
Cambria Shareholder Yield ETF | Photronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[18]
Cambria Shareholder Yield ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%	[18],[19]
Cambria Shareholder Yield ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[18],[19]
Cambria Shareholder Yield ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[18],[19]
Cambria Shareholder Yield ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[18],[19]
Cambria Shareholder Yield ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%	[18],[19]
Cambria Shareholder Yield ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[18],[19]
Cambria Shareholder Yield ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[18],[19]
Cambria Shareholder Yield ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[18],[19]
Cambria Shareholder Yield ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[18],[19]
Cambria Shareholder Yield ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[18],[19]
Cambria Tactical Yield ETF | First American Treasury Obligations Fund - Class X, 3.59% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[20]
Cambria Tactical Yield ETF | United States Treasury Bills, 3.64%, 06/11/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%	[20]
Cambria Tactical Yield ETF | United States Treasury Bills, 3.65%, 12/24/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%	[20]
Cambria Tactical Yield ETF | United States Treasury Bills, 3.49%, 10/01/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%	[20]
Cambria Tactical Yield ETF | U.S. Treasury Bills Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%	[20]
Cambria Tactical Yield ETF | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[20]
Cambria Tail Risk ETF | First American Treasury Obligations Fund - Class X, 3.59% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[21]
Cambria Tail Risk ETF | United States Treasury Note/Bond, 4.25%, 05/15/2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%	[21]
Cambria Tail Risk ETF | S&P 500 Index Put Option, Expiration: 12/18/2026, Exercise Price: $6,200.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[21]
Cambria Tail Risk ETF | S&P 500 Index Put Option, Expiration: 03/19/2027, Exercise Price: $6,400.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[21]
Cambria Tail Risk ETF | S&P 500 Index Put Option, Expiration: 06/17/2027, Exercise Price: $6,500.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[21]
Cambria Tail Risk ETF | S&P 500 Index Put Option, Expiration: 09/18/2026, Exercise Price: $6,000.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[21]
Cambria Tail Risk ETF | S&P 500 Index Put Option, Expiration: 06/17/2027, Exercise Price: $6,200.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[21]
Cambria Tail Risk ETF | S&P 500 Index Put Option, Expiration: 12/18/2026, Exercise Price: $6,100.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[21]
Cambria Tail Risk ETF | S&P 500 Index Put Option, Expiration: 06/18/2026, Exercise Price: $5,500.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[21]
Cambria Tail Risk ETF | S&P 500 Index Put Option, Expiration: 09/18/2026, Exercise Price: $5,800.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[21]
Cambria Tail Risk ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[21],[22]
Cambria Tail Risk ETF | U.S. Treasury Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%	[21],[22]
Cambria Tail Risk ETF | Purchased Options Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[21],[22]
Cambria Trinity ETF | Cambria Emerging Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[23]
Cambria Trinity ETF | Cambria Foreign Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[23]
Cambria Trinity ETF | Cambria Global Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[23]
Cambria Trinity ETF | Cambria Global Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[23]
Cambria Trinity ETF | Cambria Tactical Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[23]
Cambria Trinity ETF | State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[23]
Cambria Trinity ETF | Cambria Micro and SmallCap Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[23]
Cambria Trinity ETF | Cambria Value and Momentum ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[23]
Cambria Trinity ETF | Vanguard Intermediate-Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[23]
Cambria Trinity ETF | Cambria Chesapeake Pure Trend ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[23]
Cambria Trinity ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[23],[24]
Cambria Trinity ETF | Exchange Traded Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.69%	[23],[24]
Cambria Value and Momentum ETF | First American Treasury Obligations Fund - Class X, 3.59% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[25]
Cambria Value and Momentum ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[25]
Cambria Value and Momentum ETF | TD SYNNEX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[25]
Cambria Value and Momentum ETF | Garrett Motion, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[25]
Cambria Value and Momentum ETF | IES Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[25]
Cambria Value and Momentum ETF | Visteon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[25]
Cambria Value and Momentum ETF | Rush Street Interactive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[25]
Cambria Value and Momentum ETF | Enova International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[25]
Cambria Value and Momentum ETF | Primoris Services Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[25]
Cambria Value and Momentum ETF | Liberty Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[25]
Cambria Value and Momentum ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[25],[26]
Cambria Value and Momentum ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[25],[26]
Cambria Value and Momentum ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[25],[26]
Cambria Value and Momentum ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[25],[26]
Cambria Value and Momentum ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[25],[26]
Cambria Value and Momentum ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[25],[26]
Cambria Value and Momentum ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[25],[26]
Cambria Value and Momentum ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[25],[26]
Cambria Value and Momentum ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[25],[26]
Cambria Value and Momentum ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[25],[26]

[1]	Percentages are stated as a percent of total net assets.
[2]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[3]	Percentages are stated as a percent of total net assets.
[4]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[5]	Percentages are stated as a percent of total net assets.
[6]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[7]	Percentages are stated as a percent of total net assets.
[8]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[9]	Percentages are stated as a percent of total net assets.
[10]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[11]	Percentages are stated as a percent of total net assets.
[12]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[13]	Percentages are stated as a percent of total net assets.
[14]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[15]	Percentages are stated as a percent of total net assets.
[16]	Percentages are stated as a percent of total net assets.
[17]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[18]	Percentages are stated as a percent of total net assets.
[19]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) andStandard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S.Bank Global Fund Services.
[20]	Percentages are stated as a percent of total net assets.
[21]	Percentages are stated as a percent of total net assets.
[22]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[23]	Percentages are stated as a percent of total net assets.
[24]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[25]	Percentages are stated as a percent of total net assets.
[26]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.